                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05921
                                  ---------------------------------------------

                       THE TURKISH INVESTMENT FUND, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-888 378-1630
                                                   ----------------------------

Date of fiscal year end:  10/31/04
                        --------------------------
Date of reporting period:  4/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                         2004 SEMI-ANNUAL REPORT

THE TURKISH INVESTMENT FUND, INC.
                                                         APRIL 30, 2004

DIRECTORS
CHARLES A. FIUMEFREDDO     RONALD E. ROBISON
MICHAEL BOZIC              EXECUTIVE VICE PRESIDENT
EDWIN J. GARN              AND PRINCIPAL EXECUTIVE
WAYNE E. HEDIEN            OFFICER
JAMES F. HIGGINS
DR. MANUEL H. JOHNSON      JOSEPH J. MCALINDEN
JOSEPH J. KEARNS           VICE PRESIDENT
MICHAEL NUGENT
FERGUS REID                BARRY FINK
                           VICE PRESIDENT            [MORGAN STANLEY LOGO]

OFFICERS
CHARLES A. FIUMEFREDDO     STEFANIE V. CHANG
CHAIRMAN OF THE BOARD      VICE PRESIDENT            THE TURKISH INVESTMENT
                                                     FUND, INC.
MITCHELL M. MERIN          JAMES W. GARRETT
PRESIDENT                  TREASURER AND CHIEF
                           FINANCIAL OFFICER

                           MICHAEL J. LEARY
                           ASSISTANT TREASURER

                           MARY E. MULLIN
                           SECRETARY

INVESTMENT ADVISERS
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED
25 CABOT SQUARE
CANARY WHARF
LONDON EI4 4QA
ENGLAND

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES COMPANY
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NY 10019

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION,
INCLUDING THE FUND'S NET ASSET VALUE PER
SHARE AND INFORMATION REGARDING THE
INVESTMENTS COMPRISING THE FUND'S
PORTFOLIO, PLEASE CALL 1-800-221-6726
OR VISIT OUR WEBSITE AT                              MORGAN STANLEY
www.morganstanley.com/im.                            INVESTMENT MANAGEMENT INC.
                                                     INVESTMENT ADVISER
(C) 2004 MORGAN STANLEY

                                               THE TURKISH INVESTMENT FUND, INC.

                                               Overview (unaudited)

LETTER TO STOCKHOLDERS

PERFORMANCE

For the six months ended April 30, 2004, The Turkish Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 26.98% compared to 13.98% for the U.S. dollar adjusted Morgan Stanley Capital International (MSCI) Turkey Index (the "Index"). On April 30, 2004, the closing price of the Fund's shares on the New York Stock Exchange was $10.93, representing a 20.9% premium to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

    - During the six months ending April 30, 2004, Turkish equities gained 13.98% as the market performed well, given the improving economic and political environment.

    - Turkish equities, however, did not escape the period in review without renewed volatility. After a period of relative tranquility, volatility in Turkey spiked in April. Turkish equities posted their weakest performance since March 2003, declining 16.9% in April after gaining 125.3% in 2003 and another 13.1% in the first three months of 2004.

    - The difficulties in April were based primarily on external factors though internal reasons exist as well. Externally, fears of future U.S. interest rate hikes and a China slowdown hurt all equity markets, while domestic sentiment weakened given the disappointment over the failed Cyprus reunification plan.

    - Investor confidence in the economic and political policies of the popular Ak political party, the continuing decline in inflation expectations, and the strengthening Turkish Lira have all helped to reduce real interest rates to their lowest level in three years.

    - The falling interest rate environment has helped to alleviate the domestic debt burden on the economy and lowering perceptions of risk for Turkish real assets, while fueling a resumption in credit growth, investment, and consumption.

    - The consensus expectation for Turkey's gross domestic product growth is above 5.5% for 2004, driven by declining real interest rates as well as a pick-up in private investment and consumption. The country may achieve single digit inflation for the first time in more than 30 years.

    - In terms of relative performance, both sector allocation and stock selection were positive contributors. Stock selection within financials, materials, and consumer discretionary sectors were particularly strong. On a sector allocation basis, our overweight position in consumer discretionary, telecommunication services, and industrials coupled with underweight positions in energy and financials contributed positively to relative performance. Stock selection within industrials and telecommunication services detracted slightly from relative returns.

MANAGEMENT STRATEGIES

    - The Fund continues to integrate top-down sector allocation and bottom-up stock selection with a growth bias utilizing a rigorous and fundamental research approach that considers dynamics, valuation, and sentiment.

    - Despite the strong performance of the Turkish equity market in 2003, earnings growth continues to outpace the rise in asset prices. We continue to focus on various sectors that will benefit from improving domestic demand, including financials, consumer discretionary, industrials, and telecommunications.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President--
Principal Executive Officer

                                                                        May 2004

                                               THE TURKISH INVESTMENT FUND, INC.

                                               STATEMENT OF NET ASSETS
                                               April 30, 2004 (unaudited)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                     SHARES                (000)
--------------------------------------------------------------------------------
TURKISH COMMON STOCKS (95.7%)
(UNLESS OTHERWISE NOTED)

AIRLINES (3.9%)
   Turk Hava Yollari Anonim
     Ortakligi                                  357,944,000 (a)  $         1,965
================================================================================
AUTO COMPONENTS (6.0%)
   Uzel Makina Sanayii AS                       628,006,000 (a)            3,072
================================================================================
AUTOMOBILES (5.6%)
   Tofas Turk Otomobil
     Fabrikasi AS                             1,265,248,192 (a)            2,850
================================================================================
BUILDING PRODUCTS (7.2%)
   Trakya Cam Sanayii AS                      1,590,134,692                3,666
================================================================================
COMMERCIAL BANKS (11.5%)
   Akbank TAS                                   429,783,000                1,997
   Turkiye Garanti Bankasi AS                    12,756,600 (a)              390
   Yapi ve Kredi Bankasi AS                   1,630,875,000                3,473
--------------------------------------------------------------------------------
                                                                           5,860
================================================================================
CONSTRUCTION MATERIALS (9.7%)
   Adana Cimento Sanayii
     Turk Anonim Sirketi                        427,663,185 (a)            1,483
   Akcansa Cimento AS                         1,314,402,500                3,423
--------------------------------------------------------------------------------
                                                                           4,906
================================================================================
CONTAINERS & PACKAGING (5.5%)
   Anadolu Cam Sanayii AS                     1,043,114,286                2,790
================================================================================
HEALTH CARE PROVIDERS & SERVICES (4.4%)
   Acibadem Saglik Hizmetleri ve
     Ticaret AS                                 266,573,000                2,214
================================================================================
HOUSEHOLD DURABLES (5.0%)
   Arcelik AS                                   472,313,200                2,527
================================================================================
INDUSTRIAL CONGLOMERATES (3.2%)
   Enka Insaat ve Sanayi AS                      85,361,112                1,653
================================================================================
INSURANCE (5.3%)
   Aksigorta AS                                 985,212,700                2,670
================================================================================
MEDIA (9.2%)
   Galatasaray Sportif Sinai
     ve Ticari Yatirimlar AS                     33,183,000                1,390
   Hurriyet Gazetecilik ve
     Matbaacilik AS                           1,159,796,403 (a)            3,286
--------------------------------------------------------------------------------
                                                                           4,676
================================================================================
MULTILINE RETAIL (5.1%)
   Carsi Buyuk Magazacilik AS                 2,528,899,500 (a)            2,617
================================================================================
WIRELESS TELECOMMUNICATION SERVICES (14.1%)
   Turkcell Iletisim Hizmetleri AS              468,130,368 (a)            5,075
   Turkcell Iletisim Hizmetleri
     AS ADR                                          74,100 (a)  $         2,108
--------------------------------------------------------------------------------
                                                                           7,183
================================================================================
TOTAL TURKISH COMMON STOCKS
   (Cost $41,646)                                                         48,649
================================================================================

                                                       FACE
                                                     AMOUNT
                                                      (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.4%)

REPURCHASE AGREEMENT (0.4%)
   J.P. Morgan Securities, Inc., 0.91%,
     dated 4/30/04, due 5/3/04,
     repurchase price $207
     (Cost $207)                            $           207 (b)              207
================================================================================
TOTAL INVESTMENTS (96.1%)
   (Cost $41,853)                                                         48,856
================================================================================

                                                     AMOUNT               AMOUNT
                                                      (000)                (000)
--------------------------------------------------------------------------------
OTHER ASSETS (14.8%)
   Receivable for Investments Sold                    7,480
   Other                                                 11                7,491
================================================================================
LIABILITIES (-10.9%)
   Payable For:
     Investments Purchased                           (5,356)
     Investment Advisory Fees                           (43)
     Directors' Fees and Expenses                       (29)
     Custodian Fees                                     (17)
     Administrative Fees                                 (5)
   Other Liabilities                                    (84)              (5,534)
================================================================================
NET ASSETS (100%)
   Applicable to 5,619,406, issued and
     outstanding $0.01 par value shares
     (30,000,000 shares authorized)                              $        50,813
================================================================================
NET ASSET VALUE PER SHARE                                        $          9.04
================================================================================
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
   Common Stock                                                  $            56
   Paid-in Capital                                                        65,451
   Undistributed (Distributions in
     Excess of) Net Investment Income                                        (29)
   Accumulated Net Realized Gain (Loss)                                  (21,692)
   Unrealized Appreciation (Depreciation)
     on Investments and Foreign
     Currency Translations                                                 7,027
================================================================================
TOTAL NET ASSETS                                                 $        50,813
================================================================================

(a)  Non-income producing.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR  American Depositary Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                               THE TURKISH INVESTMENT FUND, INC.

                                               Financial Statements

                                                                SIX MONTHS ENDED
                                                                  APRIL 30, 2004
                                                                     (UNAUDITED)
STATEMENT OF OPERATIONS                                                    (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of $41 foreign taxes withheld)                     $       404
================================================================================
EXPENSES
   Investment Advisory Fees                                                  244
   Custodian Fees                                                             50
   Professional Fees                                                          36
   Administrative Fees                                                        20
   Stockholder Reporting Expenses                                             19
   Directors' Fees and Expenses                                               16
   Other Expenses                                                             28
================================================================================
     TOTAL EXPENSES                                                          413
================================================================================
       NET INVESTMENT INCOME (LOSS)                                           (9)
================================================================================
NET REALIZED GAIN (LOSS) ON:
   Investments                                                            12,869
   Foreign Currency Transactions                                             (75)
================================================================================
     NET REALIZED GAIN (LOSS)                                             12,794
================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                            (2,061)
   Foreign Translations                                                       24
================================================================================
     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     (2,037)
================================================================================
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)                                            10,757
================================================================================
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $    10,748
================================================================================

                                              SIX MONTHS ENDED
                                                APRIL 30, 2004        YEAR ENDED
                                                   (UNAUDITED)  OCTOBER 31, 2003
STATEMENT OF CHANGES IN NET ASSETS                       (000)             (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $        (9)      $       124
   Net Realized Gain (Loss)                             12,794             6,596
   Change in Unrealized Appreciation
     (Depreciation)                                     (2,037)            8,787
================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS                        10,748            15,507
================================================================================
Distributions from and/or in excess of:
   Net Investment Income                                  (111)               --
================================================================================
Capital Share Transactions:
   Reinvestment of Distributions
     (245 shares in 2004)                                    3                --
   Repurchase of Shares
     (30,685 shares in 2003)                                --              (142)
================================================================================
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL SHARE TRANSACTIONS               3              (142)
================================================================================
   TOTAL INCREASE (DECREASE)                            10,640            15,365
================================================================================
Net Assets:
   Beginning of Period                                  40,173            24,808
--------------------------------------------------------------------------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED
     (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
     INCOME OF $(29) AND $91, RESPECTIVELY)        $    50,813       $    40,173
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                               THE TURKISH INVESTMENT FUND, INC.

                                               Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                            SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                              APRIL 30, 2004     ---------------------------------------------------------
                                                 (UNAUDITED)       2003        2002        2001        2000         1999
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     7.15     $   4.39    $   4.23    $  17.69    $    9.52    $   4.94
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                           (0.00)+#      0.02+      (0.03)       0.06        (0.12)       0.05
Net Realized and Unrealized Gain (Loss)on
  Investments                                           1.91         2.74        0.18      (10.03)        8.03        4.58
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    1.91         2.76        0.15      (10.24)        7.91        4.63
--------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                (0.02)          --       (0.00)#        --        (0.03)      (0.12)
  Net Realized Gain                                       --           --          --       (3.23)          --          --
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                (0.02)          --       (0.00)#     (3.23)       (0.03)      (0.12)
--------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase
  Program                                                 --         0.00#       0.01        0.01         0.29        0.07
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $     9.04         7.15    $   4.39    $   4.23    $   17.69    $   9.52
==========================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD             $    10.93     $   7.36    $   4.07    $   4.41    $   13.38    $   8.19
==========================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                         48.78%**     80.84%      (7.64)%    (55.14)%      63.60%      94.34%
  Net Asset Value (1)                                  26.98%**     62.64%       3.86%     (67.47)%      86.09%      97.06%
==========================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)             $   50,813     $ 40,173    $ 24,808    $ 25,718    $ 108,138    $ 62,476
--------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                 1.58%*       1.85%       1.86%@      1.94%        1.26%       1.96%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                   (0.04)%*      0.41%      (0.49)%      0.83%       (0.57)%      0.66%
Portfolio Turnover Rate                                   72%**       173%        164%        163%         155%        175%
--------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
@ The effect of the reversal of the deferred directors' fees in fiscal year 2002 was to decrease the expense ratio by 0.23%.
+    Per share amount is based on average shares outstanding.
#    Amount is less than $0.005 per share.
*    Annualized
**   Not Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                               THE TURKISH INVESTMENT FUND, INC.

                                               April 30, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS

The Turkish Investment Fund, Inc. (the "Fund") was incorporated in Maryland on September 27, 1988 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities of Turkish corporations.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

    All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

    Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in Turkish lira are translated into U.S. dollars at the mean of the bid and asked prices of such currency against U.S. dollars last quoted by a major bank as follows:

    -- investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

    --investment transactions and investment income at the prevailing rate of exchange on the dates of such transactions.

    Although the net assets of the Fund are presented at the foreign exchange rate and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in the foreign exchange rate from the fluctuations arising from

                                               THE TURKISH INVESTMENT FUND, INC.

                                               April 30, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

    changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

    Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

    A significant portion of the Fund's net assets consists of equity securities denominated in Turkish lira. Changes in currency exchange rates will affect the value of and investment income from securities. Turkish securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, Turkish securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes.

B. ADVISERS: Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (the "Advisers") provide investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, advisory fees are computed weekly and payable monthly at an annual rate of 0.95% of the Fund's first $50 million of average weekly net assets, 0.75% of the next $50 million of average weekly net assets and 0.55% of average weekly net assets in excess of $100 million.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income

                                               THE TURKISH INVESTMENT FUND, INC.

                                               April 30, 2004 (unaudited)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 was as follows:

    2003 DISTRIBUTIONS     2002 DISTRIBUTIONS
        PAID FROM:             PAID FROM:
          (000)                  (000)
-----------------------    -------------------
              LONG-TERM              LONG-TERM
   ORDINARY     CAPITAL    ORDINARY    CAPITAL
     INCOME       GAIN       INCOME      GAIN
----------------------------------------------
      $  --        $ --       $ 26        $ --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/ tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At October 31, 2003, the components of distributable earnings on a tax basis were as follows:

       UNDISTRIBUTED              UNDISTRIBUTED
      ORDINARY INCOME        LONG-TERM CAPITAL GAIN
           (000)                      (000)
----------------------------------------------------
           $ 111                      $ --
----------------------------------------------------

At April 30, 2004, the U.S. Federal income tax cost basis of investments (excluding foreign currency if applicable) was $41,853,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $7,003,000, of which $7,900,000 related to appreciated securities and $897,000 related to depreciated securities.

At October 31, 2003, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $34,359,000 available to offset future capital gains of which $9,207,000 will expire on October 31, 2009 and $25,152,000 will expire on October 31, 2010.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. OTHER: During the six months ended April 30, 2004, the Fund made purchases and sales totaling $35,699,000 and $38,931,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

During the six months ended April 30, 2004, the Fund incurred $2,000 of brokerage commissions with Morgan Stanley & Co., Incorporated, an affiliate of the Advisers.

On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares trade from their net asset value. For the six months ended April 30, 2004, the Fund did not repurchase shares. From the inception of the program through April 30, 2004, the Fund has repurchased 1,427,394 of its shares at an average discount of 17.25% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

                                               THE TURKISH INVESTMENT FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

    Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

    Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

    The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

    In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

    Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

The Turkish Investment Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS. Not applicable for the semi-annual report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable for the semi-annual report.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable for the semi-annual report.

ITEM 10.  CONTROLS AND PROCEDURES.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

ITEM 11.  EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Turkish Investment Fund, Inc.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    June 22, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    June 22, 2004

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    June 22, 2004